Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net loss	$ (8,714,487)	$ (1,319,648)	$ (3,746,138)	$ (1,542,906)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	1,209,000	200,000	200,000
Finance expense			768,905
Depreciation and amortization	238,859	294,629	394,968	466,836
Bad debt		618	618
Lease liability amortization	(4,756)	10,391	10,063	(2,466)
Gain on forgiveness of PPP loan		(633,830)	(633,830)
Changes in operating assets and liabilities:
Accounts receivable	(787,318)	11,149	32,907	143,710
Accounts receivable - related party	437,471	175,769	(267,513)
Inventory	(269,633)	149,207	78,440	(55,829)
Contract asset	(60,932)
Prepaid expenses and other assets	(1,585,247)	(27,130)	(1,580,805)	(11,757)
Accounts payable and accrued liabilities	(299,165)	162,254	1,605,399	(421,888)
Accounts payable and accrued liabilities - related party	10,939	394,924	588,797	(162,934)
Contract liability	(2,479)	62,712
Deferred revenue - related party			63,411
Net Cash used in Operating Activities	(9,827,748)	(518,955)	(2,484,778)	(1,587,234)
Cash Flows From Investing Activities:
Purchase of property and equipment	(1,425,623)	(30,266)	(217,840)	(4,508)
Net Cash used in Investing Activities	(1,425,623)	(30,266)	(217,840)	(4,508)
Cash Flows From Financing Activities:
Proceeds from issuance from common stock	3,060,809	2,694,335	16,255,235
Due to shareholder		89,872	171,272	1,555,931
Proceeds from notes payable		307,610	307,610	322,045
Repayment of notes payable	(213,708)	(16,266)	(16,266)	(63,426)
Payment of lease liabilities	(148,019)	(62,180)	(74,550)	(259,971)
Repayment of notes payable - related party	(797,505)	(250,000)	(250,000)
Net Cash provided by Financing Activities	1,901,577	2,763,371	16,393,301	1,554,579
Net change in cash	(9,351,794)	2,214,150	13,690,683	(37,163)
Cash, beginning of period	13,710,845	20,162	20,162	57,325
Cash, end of period	4,359,051	2,234,312	13,710,845	20,162
Supplemental cash flow information
Cash paid for interest	19,951	6,713	6,713	15,854
Cash paid for taxes
Non-cash Investing and Financing transactions:
Debt forgiveness			3,767,530
Note payable - related party issued exchange with due to shareholder		4,000,000	4,000,000
Finance lease asset				94,980
Initial recognition of right-of-use asset			399,372
Debt forgiveness related party	$ 1,624,755	$ 3,392,294	$ 3,767,529